Net Foreign Exchange Loss	12 Months Ended
Jun. 30, 2025
Net Foreign Exchange Loss Gain [Abstract]
Net Foreign Exchange Loss

Note 15. Net Foreign Exchange loss

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Net foreign exchange loss	1,334	107	489
Total net foreign exchange loss	1,334	107	489

Exchange differences arising on the translation of monetary items are recognized in the consolidated statements of profit and loss and other comprehensive income.